Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Mar. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

The Company uses a third-party information technology service provider to manage its information system, including cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance, and reporting cybersecurity risks.

As of the date of this Annual Report, the Company has not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect the Company, including its business strategy, results of operations or financial condition.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

Our board considers cybersecurity risk as a critical part of its risk oversight function and is responsible for the oversight of cybersecurity and other information technology risks. The board oversees management’s implementation of our cybersecurity risk management program.

The board receives periodic updates of our cybersecurity risks and controls from our Chief Financial Officer (CFO). In addition, the CFO updates the board, as necessary, regarding cybersecurity incidents they consider significant. The board also monitors the cyber risk management program.

On the management team, our CFO has overall responsibility for assessing and managing our material risks from cybersecurity threats, and the CFO is assisted in this regard by our information technology team.

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Our CFO takes steps to stay informed about and monitor the identification, prevention, detection, protection, mitigation, and remediation of key cybersecurity risks and incidents through various means, which may include briefings with information technology team members and external consultants, and information and alerts obtained from governmental, public or private sources.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our board considers cybersecurity risk as a critical part of its risk oversight function and is responsible for the oversight of cybersecurity and other information technology risks
Cybersecurity Risk Role of Management [Text Block]	Our CFO takes steps to stay informed about and monitor the identification, prevention, detection, protection, mitigation, and remediation of key cybersecurity risks and incidents through various means, which may include briefings with information technology team members and external consultants, and information and alerts obtained from governmental, public or private sources
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	On the management team, our CFO has overall responsibility for assessing and managing our material risks from cybersecurity threats, and the CFO is assisted in this regard by our information technology team
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The board receives periodic updates of our cybersecurity risks and controls from our Chief Financial Officer (CFO). In addition, the CFO updates the board, as necessary, regarding cybersecurity incidents they consider significant
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true